FSB Bancorp, Inc. (Parent Company Only) (Schedule of Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net (Loss) Income	$ (513)	$ 135
Adjustments to reconcile net (loss) income to net cash flows from operating activities
Stock based compensation	304	310
Net (decrease) increase in other liabilities	541	334
Net cash flows from operating activities	930	2,073
Cash flows from investing activities
Net cash flows from investing activities	8,202	(19,374)
Cash flows from financing activities
Net cash flows from financing activities	(7,490)	13,195
Net decrease in cash and cash equivalents	1,642	(4,106)
Cash and Cash Equivalents - Beginning	6,291	10,397
Cash and Cash Equivalents - Ending	7,933	6,291
Parent Company [Member] | Reportable Legal Entities [Member]
Cash flows from operating activities
Net (Loss) Income	(513)	135
Adjustments to reconcile net (loss) income to net cash flows from operating activities
Equity in undistributed loss (earnings) of banking subsidiary	105	(599)
Stock based compensation	304	310
Net (decrease) increase in other liabilities	(26)	15
Net cash flows from operating activities	(130)	(139)
Cash flows from investing activities
Payments received on ESOP loan	34	34
Net cash flows from investing activities	34	34
Cash flows from financing activities
Purchase of common stock		(42)
Net cash flows from financing activities		(42)
Net decrease in cash and cash equivalents	(96)	(147)
Cash and Cash Equivalents - Beginning	1,570	1,717
Cash and Cash Equivalents - Ending	$ 1,474	$ 1,570